Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 27, 2017
Saturna Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Saturna Sustainable Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.15%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The investment adviser has committed through March 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.99%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with low risks in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes present low ESG risks.

The Fund diversifies its investments across industries, companies, and countries, and generally follows a large and mid-cap value investment style. The Fund prefers seasoned companies that are expected to grow revenue and earnings, favoring equities of companies trading for less than the adviser's assessment of their intrinsic value, which typically means companies with low price/earnings multiples, strong balance sheets, and higher dividend yields. The Fund may invest up to 30% of assets in companies with headquarters in developing countries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines. In addition, the Fund has a relatively limited operating history, having commenced investment operations in March 2015, and its limited performance history does not provide extensive information on how the Fund may perform in different market conditions.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Although the Fund may invest in companies of all sizes, the Fund tends to favor larger companies and, to a lesser extent, midsize companies. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Midsize companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

The risks of investing in foreign securities typically are greater in less developed or emerging countries.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Saturna Sustainable Equity Fund began operations on March 27, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance compares with that of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturnasustainable.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance compares with that of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saturnasustainable.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q3 2016	6.54%
Worst Quarter	Q3 2015	-7.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Saturna Sustainable Equity Fund | Saturna Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.66%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	$ 168
3 years	rr_ExpenseExampleYear03	520
5 years	rr_ExpenseExampleYear05	897
10 years	rr_ExpenseExampleYear10	$ 1,955
2015	rr_AnnualReturn2015	(4.20%)	[1]
2016	rr_AnnualReturn2016	(1.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.88%)
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | Return after taxes on distributions | Saturna Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | Return after taxes on distributions and sale of Fund shares | Saturna Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015

[1]	For the period 3/27/2015 (the Fund's inception) through 12/31/2015, and not annualized.